Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
At cost:
Electronic equipment	234,360	301,783	46,383
Office equipment	1,024	1,361	209
Motor vehicles	3,418	2,855	439
Software	26,480	34,310	5,273
Leasehold improvements	42,364	40,408	6,211

	307,646	380,717	58,515
Less: Accumulated depreciation	(173,072)	(250,395)	(38,485)

	134,574	130,322	20,030

Depreciation expense was RMB51,337, RMB65,246 and RMB81,915 (US$12,590) for the years ended December 31, 2015, 2016 and 2017, respectively.